Consolidated Statement of Cash Flows - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents and current restricted cash and cash equivalents	$ 1,702
Restricted cash and cash equivalents	912	[1]	$ 16
Classification of restricted cash and cash equivalents [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Restricted cash and cash equivalents	$ 912

[1]	Restricted cash and cash equivalents of US$912 million as at December 31, 2022 was made available for use in early January 2023 and hence included in the calculation of net debt